Ally Master Owner Trust
Monthly Servicing Report
Oct 15, 2015

ADDITIONAL PRINCIPAL RECEIVABLE STATISTICS
As of September 30, 2015

		# of	$ Per	% of Total
		Vehicles	Vehicle	Pool

Pool Balance
New Auto	$14,193,115,531.61	400,372	$35,449.82	88.03%
Used Auto	$1,803,717,558.22	95,493	$18,888.48	11.19%
Medium Duty Trucks	$25,369,762.81	628	$40,397.71	0.16%
Less Dealer Reserve	$1,559,903,369.65
Total	$14,462,299,482.99	496,493		99.37%

Ally Bank Retained Receivables
New Auto	$26,306,603.94	647	$40,659.36	0.16%
Used Auto	$6,588,068.36	271	$24,310.22	0.04%
Medium Duty Trucks	$0.00	0	$0.00	0.00%
DPP	$68,739,076.59	2,225	$30,893.97	0.43%
Other	$0.00	0	$0.00	0.00%
Total	$101,633,748.89	3,143		0.63%

Ending Aggregate Balance of All Receivables, net of Dealer Reserves, in the Accounts (including retained property)	$14,563,933,231.88	499,636		100.00%
Dealer Reserve	$1,559,903,369.65
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)	$16,123,836,601.53	499,636		100.00%

			# of	% of Total
			Dealers	Pool
Distribution by Dealer Credit Status
Satisfactory	Eligible	$14,327,236,604.49	2,138	88.86%
Limited	Eligible	$1,694,202,264.92	286	10.51%
Programmed	Eligible	$529,389.57	3	0.00%
No-Credit	Eligible	$234,593.66	13	0.00%
Satisfactory	Ineligible	$81,045,842.23	N/A	0.50%
Limited	Ineligible	$10,431,411.42	N/A	0.06%
Programmed	Ineligible	$10,156,495.24	N/A	0.06%
No-Credit	Ineligible	$0.00	N/A	0.00%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$16,123,836,601.53	2,440	100.00%

			# of	% of Total
			Vehicles	Pool
Total Pool Balance by Age Distribution
1-120 Days		$12,662,055,686.06	392,145	78.53%
121-180 Days		$1,553,397,321.14	47,790	9.63%
181-270 Days		$1,006,808,802.25	31,399	6.24%
Over 270 Days		$901,574,792.08	28,302	5.59%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$16,123,836,601.53	499,636	100.00%

This Servicer Certificate relates only to AMOT. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AMOT will perform in the future.